Offerings - Offering: 1	Sep. 18, 2026 USD ($) Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered	3,945,389
Proposed Maximum Offering Price per Unit	46.285
Maximum Aggregate Offering Price	$ 182,612,329.87
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 25,218.77
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933 (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of common stock, par value $1.00 per share (the “Common Stock”), that become issuable under the Lamb Weston Holdings, Inc. 2026 Equity and Incentive Compensation Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization of any other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. (2)Estimated in accordance with Rule 457(c) and Rule 457 (h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $46.80 (high) and $45.77 (low) sales prices of the Common Stock as reported on The New York Stock Exchange on September 18, 2026, which date is within five business days prior to the date of filing of this Registration Statement.